Other assets	12 Months Ended
Mar. 31, 2022
Assets [Abstract]
Other assets

11. Other assets

	As of March 31,
	2022		2021
Current
Balances and receivables from statutory authorities (1)	Rs.	8,455	Rs.	7,227
Export benefits receivable (2)		1,016		2,070
Prepaid expenses		1,138		1,141
Others (3)		3,293		4,071
	Rs.	13,902	Rs.	14,509
Non-current
Security deposits	Rs.	670	Rs.	666
Others		224		168
	Rs.	894	Rs.	834

(1)	Balances and receivables from statutory authorities primarily consist of amounts recoverable towards the goods and service tax (“GST”), excise duty and value added tax, and from customs authorities of India.
(2)	Export benefits receivables primarily consist of amounts receivable from various government authorities of India towards incentives on export sales made by the Company.
(3)	Others primarily includes advances given to vendors and employees, security deposits, interest accrued but not due on investments, and claims receivable.